LOANS AND ACCOUNT RECEIVABLE AT AMORTISED COST - under IFRS 9 (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	$ 30,213,414
Expected credit losses allowances, Ending balance	882,414
Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	26,913,508
Expected credit losses allowances, Ending balance	153,640
Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,796,790
Expected credit losses allowances, Ending balance	125,114
Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,503,116
Expected credit losses allowances, Ending balance	603,660
Commercial Loans [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	13,800,408
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	2,467,996
Writte-off	(128,351)
Foreign Exchange adjustments	(953,909)
Gross carrying amount, Ending balance	15,186,144
Expected credit losses allowances, Beginning balance	482,713
Expected credit losses allowances increase (decrease) transfers to stage 2	11,930
Expected credit losses allowances increase (decrease) transfers to stage 3	33,513
Expected credit losses allowances increase (decrease) transfers to stage 3	27,863
Expected credit losses allowances increase (decrease) transfers to stage 1	(3,093)
Expected credit losses allowances increase (decrease) transfers to stage 2	(6,296)
Expected credit losses allowances increase (decrease) transfers to stage 1	(50)
Net changes of the exposure and modifications in the credit risk	43,974
Writte-off	(95,949)
Foreign Exchange adjustments	12,197
Expected credit losses allowances, Ending balance	506,802
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	13,312,806
Expected credit losses allowances, Ending balance	73,730
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	1,100,255
Expected credit losses allowances, Ending balance	55,640
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Ending balance	773,083
Expected credit losses allowances, Ending balance	377,432
Commercial Loans [Member] | Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	8,899,468
Assets before allowances increase (decrease) transfers to stage 2	(225,062)
Assets before allowances increase (decrease) transfers to stage 3	(16,654)
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1	13,199
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	1,497,618
Writte-off
Foreign Exchange adjustments	(472,732)
Gross carrying amount, Ending balance	9,695,837
Expected credit losses allowances, Beginning balance	29,797
Expected credit losses allowances increase (decrease) transfers to stage 2	(2,719)
Expected credit losses allowances increase (decrease) transfers to stage 3	(241)
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 1	167
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	4,105
Writte-off
Foreign Exchange adjustments	(920)
Expected credit losses allowances, Ending balance	30,189
Commercial Loans [Member] | Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	630,515
Assets before allowances increase (decrease) transfers to stage 2	225,062
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3	(59,688)
Assets before allowances increase (decrease) transfers to stage 1	(13,199)
Assets before allowances increase (decrease) transfers to stage 2	4,451
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	138,436
Writte-off
Foreign Exchange adjustments	(57,794)
Gross carrying amount, Ending balance	867,783
Expected credit losses allowances, Beginning balance	28,282
Expected credit losses allowances increase (decrease) transfers to stage 2	8,005
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 3	(5,541)
Expected credit losses allowances increase (decrease) transfers to stage 1	(411)
Expected credit losses allowances increase (decrease) transfers to stage 2	330
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	2,740
Writte-off
Foreign Exchange adjustments	(2,339)
Expected credit losses allowances, Ending balance	31,066
Commercial Loans [Member] | Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	372,744
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3	16,654
Assets before allowances increase (decrease) transfers to stage 3	59,688
Assets before allowances increase (decrease) transfers to stage 1
Assets before allowances increase (decrease) transfers to stage 2	(4,451)
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	4,240
Writte-off	(53,921)
Foreign Exchange adjustments	(8,025)
Gross carrying amount, Ending balance	386,929
Expected credit losses allowances, Beginning balance	191,397
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 3	6,612
Expected credit losses allowances increase (decrease) transfers to stage 3	22,705
Expected credit losses allowances increase (decrease) transfers to stage 1
Expected credit losses allowances increase (decrease) transfers to stage 2	(1,704)
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	1,251
Writte-off	(37,439)
Foreign Exchange adjustments	15,293
Expected credit losses allowances, Ending balance	198,115
Commercial Loans [Member] | Collective [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	3,338,916
Assets before allowances increase (decrease) transfers to stage 2	(53,020)
Assets before allowances increase (decrease) transfers to stage 3	(67,886)
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 1	52,755
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 1	718
Net changes on financial assets	708,531
Writte-off
Foreign Exchange adjustments	(363,045)
Gross carrying amount, Ending balance	3,616,969
Expected credit losses allowances, Beginning balance	50,014
Expected credit losses allowances increase (decrease) transfers to stage 2	(1,525)
Expected credit losses allowances increase (decrease) transfers to stage 3	(2,697)
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 1	553
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 1	22
Net changes of the exposure and modifications in the credit risk	3,770
Writte-off
Foreign Exchange adjustments	(6,696)
Expected credit losses allowances, Ending balance	43,541
Commercial Loans [Member] | Collective [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	208,018
Assets before allowances increase (decrease) transfers to stage 2	53,020
Assets before allowances increase (decrease) transfers to stage 3
Assets before allowances increase (decrease) transfers to stage 3	(40,853)
Assets before allowances increase (decrease) transfers to stage 1	(52,755)
Assets before allowances increase (decrease) transfers to stage 2	36,247
Assets before allowances increase (decrease) transfers to stage 1
Net changes on financial assets	48,323
Writte-off
Foreign Exchange adjustments	(19,528)
Gross carrying amount, Ending balance	232,472
Expected credit losses allowances, Beginning balance	23,041
Expected credit losses allowances increase (decrease) transfers to stage 2	8,169
Expected credit losses allowances increase (decrease) transfers to stage 3
Expected credit losses allowances increase (decrease) transfers to stage 3	(6,776)
Expected credit losses allowances increase (decrease) transfers to stage 1	(3,402)
Expected credit losses allowances increase (decrease) transfers to stage 2	1,854
Expected credit losses allowances increase (decrease) transfers to stage 1
Net changes of the exposure and modifications in the credit risk	2,855
Writte-off
Foreign Exchange adjustments	(1,167)
Expected credit losses allowances, Ending balance	24,574
Commercial Loans [Member] | Collective [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	350,747
Assets before allowances increase (decrease) transfers to stage 2
Assets before allowances increase (decrease) transfers to stage 3	67,886
Assets before allowances increase (decrease) transfers to stage 3	40,853
Assets before allowances increase (decrease) transfers to stage 2	(36,247)
Assets before allowances increase (decrease) transfers to stage 1	(718)
Net changes on financial assets	70,848
Writte-off	(74,430)
Foreign Exchange adjustments	(32,785)
Gross carrying amount, Ending balance	386,154
Expected credit losses allowances, Beginning balance	160,182
Expected credit losses allowances increase (decrease) transfers to stage 2
Expected credit losses allowances increase (decrease) transfers to stage 3	29,839
Expected credit losses allowances increase (decrease) transfers to stage 3	17,475
Expected credit losses allowances increase (decrease) transfers to stage 1
Expected credit losses allowances increase (decrease) transfers to stage 2	(6,776)
Expected credit losses allowances increase (decrease) transfers to stage 1	(72)
Net changes of the exposure and modifications in the credit risk	29,253
Writte-off	(58,510)
Foreign Exchange adjustments	7,926
Expected credit losses allowances, Ending balance	$ 179,317